Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
April 30, 2025
OTC-K6-NPRT3-0625
1.9893895.105
Common Stocks - 93.8%
	Shares	Value ($)
BRAZIL - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (a)	4,708	10,973,642
CANADA - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	12,907	151,952
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	42,307	4,019,165
Materials - 0.2%
Metals & Mining - 0.2%
Franco-Nevada Corp (United States)	34,700	5,960,766
TOTAL CANADA		10,131,883
CHINA - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Netease Inc ADR	1,192	127,616
Interactive Media & Services - 0.0%
Tencent Holdings Ltd ADR	7,057	430,900
TOTAL COMMUNICATION SERVICES		558,516

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	536	64,014
JD.com Inc A Shares	756	12,309
		76,323
TOTAL CHINA		634,839
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (a)	22,730	3,874,101
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (a)	16,552	4,313
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Circle Internet Financial LLC (b)	108,317	2,527,036
Circle Internet Financial LLC (b)	33,481	781,111

TOTAL IRELAND		3,308,147
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	20,609	740,069
NETHERLANDS - 1.9%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	36,385	23,473,419
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV depository receipt	11,287	7,540,619
BE Semiconductor Industries NV	49,400	5,273,933
NXP Semiconductors NV	50,654	9,336,039
		22,150,591
TOTAL NETHERLANDS		45,624,010
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	234,739	39,128,644
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Beverages - 0.1%
Diageo PLC	73,239	2,056,580
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC ADR	134,400	9,648,576
TOTAL UNITED KINGDOM		11,705,156
UNITED STATES - 88.6%
Communication Services - 17.8%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings Inc Class A (a)(b)	1,498	0
Entertainment - 3.4%
Electronic Arts Inc	182	26,406
Netflix Inc (a)	72,110	81,608,330
Take-Two Interactive Software Inc (a)	1,607	374,945
		82,009,681
Interactive Media & Services - 12.9%
Alphabet Inc Class A	791,440	125,680,672
Alphabet Inc Class C	460,868	74,149,053
Epic Games Inc (a)(b)(c)	5,200	3,324,516
Meta Platforms Inc Class A	180,740	99,226,260
Reddit Inc Class A (a)	51,998	6,061,407
Vimeo Inc Class A (a)	25,485	128,444
		308,570,352
Media - 0.7%
Charter Communications Inc Class A (a)	14,746	5,778,368
Comcast Corp Class A	321,951	11,010,724
		16,789,092
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	81,013	20,006,160
TOTAL COMMUNICATION SERVICES		427,375,285

Consumer Discretionary - 9.3%
Automobiles - 0.1%
Rivian Automotive Inc Class A (a)	1,268	17,320
Tesla Inc (a)	7,534	2,125,793
		2,143,113
Broadline Retail - 6.6%
Amazon.com Inc (a)	863,245	159,199,643
ContextLogic Inc Class A (a)	570	4,070
Etsy Inc (a)	11,710	509,151
		159,712,864
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (a)	1,573	191,780
Churchill Downs Inc	25,729	2,326,159
Domino's Pizza Inc	47,049	23,071,419
Hilton Worldwide Holdings Inc	6,560	1,479,149
Marriott International Inc/MD Class A1	3,252	775,862
Starbucks Corp	15,649	1,252,702
		29,097,071
Specialty Retail - 0.9%
Lowe's Cos Inc	74,183	16,584,351
Ross Stores Inc	39,635	5,509,265
ThredUp Inc Class A (a)(d)	7,691	34,533
		22,128,149
Textiles, Apparel & Luxury Goods - 0.5%
Figs Inc Class A (a)(d)	4,030	16,241
Kontoor Brands Inc	488	29,353
Lululemon Athletica Inc (a)	16,331	4,421,945
NIKE Inc Class B	144,100	8,127,240
		12,594,779
TOTAL CONSUMER DISCRETIONARY		225,675,976

Consumer Staples - 3.0%
Beverages - 2.2%
Keurig Dr Pepper Inc	804,038	27,811,675
Monster Beverage Corp (a)	417,501	25,100,160
		52,911,835
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp	8,170	8,125,065
Dollar Tree Inc (a)	23,261	1,902,052
		10,027,117
Food Products - 0.4%
Mondelez International Inc	150,745	10,270,257
Personal Care Products - 0.0%
Honest Co Inc/The (a)	2,012	9,637
TOTAL CONSUMER STAPLES		73,218,846

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Diamondback Energy Inc	4,937	651,733
EOG Resources Inc	1,035	114,192
Exxon Mobil Corp	321,025	33,909,871
		34,675,796
Financials - 1.8%
Banks - 0.1%
Huntington Bancshares Inc/OH	188,972	2,745,764
Wintrust Financial Corp	3,202	355,966
		3,101,730
Capital Markets - 0.2%
Moody's Corp	8,915	4,039,565
S&P Global Inc	146	73,007
		4,112,572
Financial Services - 1.5%
Mastercard Inc Class A	66,285	36,328,157
PayPal Holdings Inc (a)	14,923	982,530
		37,310,687
TOTAL FINANCIALS		44,524,989

Health Care - 9.3%
Biotechnology - 4.5%
Alnylam Pharmaceuticals Inc (a)	139,912	36,830,436
Crinetics Pharmaceuticals Inc (a)	172,775	5,768,957
Exact Sciences Corp (a)	127,707	5,828,547
Gilead Sciences Inc	218,900	23,321,606
GRAIL Inc (d)	541	18,662
Ionis Pharmaceuticals Inc (a)	2,504	76,898
Legend Biotech Corp ADR (a)	104,472	3,651,296
Regeneron Pharmaceuticals Inc	50,077	29,984,106
Trevena Inc (a)	55	70
		105,480,578
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp (a)	282,873	29,099,146
Dexcom Inc (a)	118	8,423
Inspire Medical Systems Inc (a)	20,219	3,202,285
Insulet Corp (a)	130,949	33,037,123
Intuitive Surgical Inc (a)	14,857	7,663,241
Neuronetics Inc (a)(d)	3,015	13,206
Outset Medical Inc (a)	217	2,308
Pulmonx Corp (a)	2,914	14,075
TransMedics Group Inc (a)	30,832	2,836,852
		75,876,659
Health Care Providers & Services - 0.5%
UnitedHealth Group Inc	29,000	11,931,760
Health Care Technology - 0.5%
Certara Inc (a)	21,479	297,698
Veeva Systems Inc Class A (a)	53,579	12,520,877
		12,818,575
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (a)	69,409	574,012
Bruker Corp	192,786	7,723,007
Danaher Corp	40,816	8,135,853
Illumina Inc (a)	3,251	252,278
Seer Inc Class A (a)(d)	39,800	79,202
Thermo Fisher Scientific Inc	1,848	792,792
		17,557,144
Pharmaceuticals - 0.0%
Elanco Animal Health Inc (a)	6,909	65,497
TherapeuticsMD Inc (a)(d)	537	666
		66,163
TOTAL HEALTH CARE		223,730,879

Industrials - 1.6%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp (a)(b)(c)	272	50,320
Space Exploration Technologies Corp Class C (a)(b)(c)	2,928	541,680
		592,000
Commercial Services & Supplies - 0.0%
Veralto Corp	1,367	131,095
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	8,196	181,296
Ground Transportation - 1.2%
CSX Corp	25,919	727,546
Uber Technologies Inc (a)	343,763	27,848,241
		28,575,787
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (a)(d)	7,234	8,319
Professional Services - 0.4%
Verisk Analytics Inc	32,930	9,761,440
TOTAL INDUSTRIALS		39,249,937

Information Technology - 43.8%
Communications Equipment - 1.5%
Arista Networks Inc	37,818	3,111,287
Cisco Systems Inc	594,321	34,310,151
		37,421,438
IT Services - 0.5%
Gartner Inc (a)	15,188	6,395,363
Twilio Inc Class A (a)	132	12,766
X.Ai Holdings Corp Class A (b)(c)	160,536	5,869,196
		12,277,325
Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices Inc (a)	4,936	480,520
Analog Devices Inc	39,722	7,742,612
Applied Materials Inc	6,260	943,445
Astera Labs Inc (a)	4,414	288,278
Broadcom Inc	115,917	22,310,545
Intel Corp	586,000	11,778,600
Lam Research Corp	54,233	3,886,879
Marvell Technology Inc	806,450	47,072,487
Micron Technology Inc	123,085	9,471,391
NVIDIA Corp	2,214,616	241,215,975
QUALCOMM Inc	6,264	929,953
Skyworks Solutions Inc	8,391	539,373
		346,660,058
Software - 13.1%
Adobe Inc (a)	9,804	3,676,304
Appfolio Inc Class A (a)	5,313	1,097,241
Autodesk Inc (a)	16,076	4,408,843
Cadence Design Systems Inc (a)	57,810	17,212,349
Dropbox Inc Class A (a)	19,644	560,836
Dynatrace Inc (a)	2,958	138,937
Figma Inc Class A (b)(c)	19,200	455,616
HubSpot Inc (a)	13,327	8,149,461
Intuit Inc	24,181	15,172,852
Microsoft Corp	653,054	258,126,124
Roper Technologies Inc	9,526	5,335,322
Salesforce Inc	666	178,961
Stripe Inc Class B (a)(b)(c)	7,800	276,900
Synopsys Inc (a)	4,200	1,927,842
		316,717,588
Technology Hardware, Storage & Peripherals - 14.3%
Apple Inc	1,611,759	342,498,788
Sandisk Corp/DE	7,868	252,641
Western Digital Corp (a)	23,604	1,035,271
		343,786,700
TOTAL INFORMATION TECHNOLOGY		1,056,863,109

Materials - 0.1%
Chemicals - 0.1%
Linde PLC	5,996	2,717,567
Real Estate - 0.3%
Specialized REITs - 0.3%
Equinix Inc	8,159	7,022,859
Utilities - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp	24,105	5,386,021
TOTAL UNITED STATES		2,140,441,264
TOTAL COMMON STOCKS (Cost $1,478,881,029)		2,266,566,068

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (a)(b)(c)	6,135	1,302,399
UNITED STATES - 0.5%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC Series A2 (a)(b)(c)	2,467	159,565
Waymo LLC Series B2 (a)(b)(c)	15,200	1,018,856
Waymo LLC Series C2 (b)(c)	43,612	3,396,939
		4,575,360
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	300	72,951
TOTAL CONSUMER DISCRETIONARY		4,648,311

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	6,595	425,180
Industrials - 0.3%
Aerospace & Defense - 0.3%
Anduril Industries Inc Series F (b)(c)	120,963	4,944,967
Anduril Industries Inc Series G (b)(c)	30,200	1,234,576
		6,179,543
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(b)(c)	24,206	859,313
TOTAL UNITED STATES		12,112,347
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,081,344)		13,414,746

Domestic Equity Funds - 4.0%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $95,124,430)	201,300	95,712,111

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	43,664,917	43,673,650
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	175,077	175,094
TOTAL MONEY MARKET FUNDS (Cost $43,848,744)			43,848,744

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,628,935,547)	2,419,541,669
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,342,731)
NET ASSETS - 100.0%	2,417,198,938

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,932,974 or 1.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series F	8/07/24	2,629,324

Anduril Industries Inc Series G	4/17/25	1,234,661

ByteDance Ltd Series E1	11/18/20	672,238

Discord Inc Series I	9/15/21	165,187

Epic Games Inc	7/13/20 - 3/29/21	4,292,000

Figma Inc Class A	5/15/24	445,306

Space Exploration Technologies Corp	7/01/24 - 12/09/24	34,260

Space Exploration Technologies Corp Class C	7/01/24 - 12/09/24	411,740

Stripe Inc Class B	5/18/21	313,001

Stripe Inc Series H	3/15/21 - 5/25/23	971,266

Tenstorrent Holdings Inc Series C1	4/23/21	392,145

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

Waymo LLC Series C2	10/18/24	3,410,515

X.Ai Holdings Corp Class A	10/27/21	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	141,731,687	394,076,328	492,134,365	868,089	-	-	43,673,650	43,664,917	0.1%
Fidelity Securities Lending Cash Central Fund	7,702,292	140,341,235	147,868,433	34,955	-	-	175,094	175,077	0.0%
Total	149,433,979	534,417,563	640,002,798	903,044	-	-	43,848,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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